Significant accounting policies and recent accounting pronouncements:	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Significant accounting policies and recent accounting pronouncements:

2.                Significant accounting policies and recent accounting pronouncements:

A summary of the Company’s significant accounting policies and recent accounting pronouncements is included in Note 2 to the Company’s consolidated financial statements included in the 2025 Annual Report. During the six-month period ended June 30, 2026, except for the recent accounting pronouncements described below, there were no other significant changes to the Company’s significant accounting policies or recent accounting pronouncements issued that the Company expects to have a potential impact on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, which clarifies the scope and disclosure requirements for interim financial reporting under ASC 270. The amendments introduce a principle requiring disclosure of events and transactions occurring after the end of the most recent annual reporting period that have a material impact on the entity and consolidate certain interim disclosure requirements. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this ASU will have on its interim financial statement disclosures.

2.                Significant accounting policies and recent accounting pronouncements - continued:

In May 2026, the FASB issued Accounting Standards Update No. 2026-02, Environmental Credits and Environmental Credit Obligations (Topic 818), which establishes guidance for the recognition, measurement, presentation and disclosure of environmental credits and related environmental credit obligations. The amendments are effective for annual reporting periods beginning after December 15, 2027, including interim periods within those annual reporting periods, with early adoption permitted, and are required to be applied retrospectively. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and related disclosures.